Inventory (Net Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net
Raw materials	$ 200	$ 177
Work-in-process	161	145
Finished products	812	717
Gross inventory	1,173	1,039
Inventory valuation allowance	(99)	(83)
Total Inventories	$ 1,074	$ 956